Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
Telephone:  (215) 564-8000
Facsimile:  (215) 564-8120

September 24, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:           The Bennett Global Funds (the “Trust”)
Initial Registration Statement on Form N-1A

Dear Sir or Madam:

On behalf of the Trust, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”).  The Trust is a statutory trust organized under the laws of the State of Delaware.  In addition to the Registration Statement, the Trust has filed via EDGAR its Notification of Registration on Form N-8A.

The Trust will operate as an open-end, management investment company, and initially intends to issue four series of shares:  (i) The Bennett Conservative Fund; (ii) The Bennett Moderate Fund; (iii) The Bennett Growth Fund; and (ii) The Bennett Aggressive Growth Fund (each a “Fund” and collectively, the “Funds”).  Initially, each Fund will offer two classes of shares, which will be designated as Class A and Class R Shares.  Each Fund will be non-diversified for purposes of the 1940 Act.

Although the Trust recognizes that the U.S. Securities and Exchange Commission (the “SEC”) is under no legal obligation to declare the Trust’s Registration Statement effective within a certain time period, to the extent possible, the Trust seeks to receive an order of effectiveness by December 31, 2010.  The Registration Statement has been filed with a delaying amendment pursuant to Rule 473 under the 1933 Act.

Please direct questions or comments to the undersigned at (215) 564-8099.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

Filing Desk
U.S. Securities and Exchange Commission
September 24, 2010

cc:           Stuart W. Rogers
  Bennett Group Financial Services, LLC
Bruce G. Leto, Esq.
Nicolas Lombo, Esq.